Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities	12 Months Ended
Dec. 31, 2020
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Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities
Costs Incurred for Property Acquisitions, Exploration and Development Activities

	2020
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Property acquisition costs	—	3,712	3,712
Exploration costs	35,862	1,051	36,913
Development costs	129,738	16,420	146,158

Total	165,600	21,183	186,783

Equity method investments
Share of costs of property acquisition, exploration and development of associates and joint ventures	—	1,462	1,462

	2019
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Exploration costs	41,687	1,972	43,659
Development costs	166,321	21,375	187,696

Total	208,008	23,347	231,355

Equity method investments
Share of costs of property acquisition, exploration and development of associates and joint ventures	—	2,178	2,178

	2018
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Exploration costs	33,618	1,546	35,164
Development costs	134,634	25,047	159,681

Total	168,252	26,593	194,845

Equity method investments
Share of costs of property acquisition, exploration and development of associates and joint ventures	—	3,114	3,114